Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Mafco Worldwide & Merisant
Summary of future minimum payments under non-cancelable operating leases

2020	$2.5
2021	2.8
2022	2.6
2023	2.3
2024	1.0
Thereafter	2.2
Less: sublease rental income	(3.4)
$10.0

2020	$3.2
2021	2.8
2022	2.6
2023	2.4
2024	1.0
Thereafter	2.2
Less: sublease rental income	(3.7)
$10.5